Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Operations and Comprehensive Income (Loss) (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Unaudited Interim Condensed Statements of Operations and Comprehensive Loss [Line Items]
General and administrative expenses	$ (4,593,832)	$ 269,169	$ (100)
Research and development	(375,000)
Loss from operations	(4,968,832)	(269,169)	(100)
Other income (loss)	73,389	15,135	(1,806)
Income (loss) from subsidiaries	(202,941)	(406,554)	(239,311)
Net income (loss)	(5,098,384)	(660,588)	(241,217)
Foreign currency translation adjustments	12	(5,116)	(9,961)
Comprehensive Income (Loss)	$ (5,098,372)	$ (665,704)	$ (251,178)